UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Amendment No. 1 to Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification

	811-21793	October 23, 2020

2.	Exact name of investment company as specified in registration statement:

BlackRock Enhanced Government Fund, Inc.

3.	Address of principal executive office: (number, street, city, state, zip code)

100 Bellevue Parkway Wilmington, DE 19809

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Jay Fife

Jay Fife
Treasurer

** This Amendment pursuant to Rule 23c-3 is being filed solely to notify stockholders of an extension of the Repurchase Offer Request Deadline **

BLACKROCK ENHANCED GOVERNMENT FUND, INC. (THE “FUND”) (CUSIP: 09255K108)

REPURCHASE OFFER NOTICE – DEADLINE EXTENSION

This notice is to inform you of a deadline extension for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

October 23, 2020

Dear BlackRock Enhanced Government Fund, Inc. Stockholder:

We are writing to notify you of an extension of the Repurchase Offer Request Deadline for the Fund’s outstanding Repurchase Offer, as described in the Notification of the Annual Repurchase Offer and Repurchase Offer Statement, each dated October 19, 2020. Capitalized terms used herein but not otherwise defined have the meanings ascribed to them in the Notification of the Annual Repurchase Offer and Repurchase Offer Statement.

The Fund has determined to extend the Repurchase Offer Request Deadline from the close of regular trading on the New York Stock Exchange (which is normally at 4:00 p.m., Eastern Time, but may be earlier on certain days) on November 18, 2020 to 5:00 p.m., Eastern Time, on November 18, 2020. As a result of the extension of the Repurchase Offer Request Deadline, the Fund anticipates that the NAV per Share for the Repurchase Offer will be determined as of the close of regular trading on the New York Stock Exchange on November 19, 2020, which is one day following the Repurchase Offer Request Deadline, if doing so is not likely to result in significant dilution of the prices of the Shares, or as soon as such determination can be made after that date. You may withdraw or change your repurchase request at any point before the Repurchase Offer Request Deadline.

All other aspects of the Repurchase Offer, as described in the Repurchase Offer Statement (and accompanying Letter of Transmittal, in the case of registered stockholders) dated October 19, 2020, remain the same. If you are not interested in selling your Shares at this time, no action is necessary.

If you have any questions, please refer to the Repurchase Offer Statement and Letter of Transmittal (in the case of registered stockholders) or contact your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent.

Sincerely,

BlackRock Enhanced Government Fund, Inc.